Gains or losses on non financial assets, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gains (losses) on disposals of non-current assets [abstract]
Tangible and intangible assets	€ 56	€ 87	€ 89
Investments	5	2	60
Gains	61	89	149
Tangible and intangible assets	(49)	(36)	(34)
Investments	0	0	(1)
Losses	(49)	(36)	(35)
Gains (losses) on disposal of assets not classified as non-current assets held for sale, total	€ 12	€ 53	€ 114